Note 11 - Share Capital (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of Shares	Amount

Balance, January 1, 2016	197,097,815	$81,027,171
Common shares issued on public offering	34,800,000	9,349,254
Share issue costs	-	(1,165,017)
Fair value of warrants issued on public offering	-	(5,985,378)
Common shares issued to settle liabilities	2,386,386	1,843,629
Common shares issued on business acquisitions	15,607,240	12,050,000
Funds from the exercise of stock options	5,648,000	1,654,988
Fair value of stock options exercised	-	1,737,879
Funds from the exercise of warrants and compensation warrants	3,794,412	1,943,919
Fair value of warrants and compensation warrants exercised	-	901,417

Balance, December 31, 2016	259,333,853	103,357,862
Funds from the exercise of stock options	685,000	123,528
Fair value of stock options exercised	-	134,831

Balance, December 31, 2017	260,018,853	103,616,221
Common shares issued on public offering	25,090,700	10,663,548
Share issue costs	-	(1,131,990)
Fair value of warrants issued on public offering	-	(2,286,426)
Fair value of compensation options issued to brokers	-	(479,204)
Funds from the exercise of stock options	372,250	87,974
Fair value of stock options exercised	-	82,330
Funds from the exercise of warrants and compensation warrants	2,600,500	1,028,471
Fair value of warrants and compensation warrants exercised	-	447,270

Balance, December 31, 2018	288,082,303	$112,028,194